Accrued Expenses - Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Research and development	$ 466	$ 0	$ 153	$ 106
Payroll, bonus and other employee-related expenses	187	698	479	663
Professional services	763	563	565	314
Other	631	352	249	78
Total	$ 2,047	$ 1,613	$ 1,446	$ 1,161